Interim Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Revenue	$ 37,764	$ 39,594	$ 78,204	$ 80,229
Cost of sales	(5,934)	(2,713)	(12,022)	(4,959)
Gross profit	31,830	36,881	66,182	75,270
Sales and marketing expenses	(16,140)	(15,386)	(32,330)	(30,085)
Technology expenses	(7,914)	(6,141)	(14,572)	(11,864)
General and administrative expenses	(9,015)	(8,422)	(17,171)	(16,031)
Movements in credit losses allowance and write-offs	68	(142)	(14)	(471)
Fair value movement on contingent consideration	0	(21,159)	0	(21,632)
Operating (loss) profit	(1,171)	(14,369)	2,095	(4,813)
Finance income	835	4,430	1,273	8,324
Finance expenses	(3,955)	(2,318)	(7,607)	(4,819)
Loss before tax	(4,291)	(12,257)	(4,239)	(1,308)
Income tax charge	(335)	(1,158)	(1,562)	(873)
Net loss for the period attributable to shareholders	(4,626)	(13,415)	(5,801)	(2,181)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign currencies	(325)	4,004	(1,568)	5,413
Cash flow hedge - effective portion of changes in fair value	632	(3,050)	2,339	(3,050)
Cash flow hedges - reclassified to profit or loss	(198)	2,313	(1,902)	2,313
Related tax	(54)	92	(54)	92
Other comprehensive income (loss) for the period, net of tax	55	3,359	(1,185)	4,768
Total comprehensive (loss) income for the period attributable to the shareholders	$ (4,571)	$ (10,056)	$ (6,986)	$ 2,587
Net loss per share attributable to shareholders, basic (in usd per share)	$ (0.13)	$ (0.38)	$ (0.16)	$ (0.06)
Net loss per share attributable to shareholders, diluted (in usd per share)	$ (0.13)	$ (0.38)	$ (0.16)	$ (0.06)